Investments - ACL on Mortgage Loans (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance				$ 15
Ending balance				26	$ 15
Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0	$ 11	$ 17	15	12
Current period provision (release)	0		(6)	11	3
Ending balance	12	12	11	26	15
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 | Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12		0	0	0
Ending balance	0	0			0
Adjusted balance | Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12		$ 17	$ 15	12
Ending balance	$ 12	$ 12			$ 15